Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 05, 2015
Registrant Name	dei_EntityRegistrantName	Advisors Preferred Trust
Central Index Key	dei_EntityCentralIndexKey	0001556505
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	apt
Document Creation Date	dei_DocumentCreationDate	Jan. 05, 2015
Document Effective Date	dei_DocumentEffectiveDate	Jan. 05, 2015
Prospectus Date	rr_ProspectusDate	Jan. 05, 2015
QES Credit Long/Short Strategy Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY: QES Credit Long/Short Strategy Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks investment results, before fees and expenses, that track the performance of the QES Credit Long/Short Strategy Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are estimated for the Portfolio's current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired fund fees and expenses are estimated for the Portfolio's current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio and does not include the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio’s adviser seeks to track the performance of the QES Credit Long/Short Strategy Index (the “Index”), before Portfolio fees and expenses, by investing in a combination of fixed income securities and financial derivatives that it believes will provide returns similar to the Index. The Index is derived from rules-based proprietary models that produce an Index that may be long, neutral or short instruments that, together, are intended to generally track the returns of the aggregate U.S. convertible bond universe. Thus, under market conditions that the models deem unfavorable for the performance of that universe, the Portfolio’s returns may be negatively or only slightly, less than 25%, correlated to those of the convertible bond universe. Convertible bonds are fixed income securities that typically pay interest and are convertible into shares of common stock of the issuer. The Portfolio is designed to be a non-traditional bond fund. The Portfolio considers a fund to be a non-traditional bond fund if it does not expect to generate substantially all its returns from interest income.

The Portfolio seeks exposure to the fixed income securities markets through investment grade and high yield fixed-income securities, commonly known as “junk bonds”, as well as through exchange-traded funds (“ETFs”) that invest primarily in the preceding types of securities. The Portfolio also invests in high-quality short-term to medium-term fixed-income securities. The Portfolio invests without restriction as to fixed income security maturity or credit quality. Financial derivatives in which the Portfolio may invest, long or short, include stock index or fixed income futures contracts, total return swap agreements and options on securities and on stock indices (collectively “Derivatives”). The Portfolio focuses on fixed income and stock index futures contracts and employs swaps and options to a lesser extent. The Portfolio uses Derivatives as substitutes or hedges for portions of the aggregate U.S. convertible bond universe. The adviser believes that Derivatives offer more investment capacity and provide a more-liquid alternative to buying convertible bonds directly. The adviser selects derivative counterparties it believes to be creditworthy and will close out a derivative position if it believes the counterparty is no longer creditworthy. The Portfolio does not invest more than 25% of its assets in swap contracts with any one counterparty. To the extent the Portfolio is required to post collateral for Derivatives positions, the Portfolio may invest in U.S. government securities, investment grade short-term fixed-income securities, money market instruments, overnight and fixed-term repurchase agreements, cash, and other cash equivalents.

The adviser buys and sells securities and Derivatives to re-balance the Portfolio’s investment portfolio when the Index is re-balanced. The adviser also buys and sells securities and Derivatives when it identifies an instrument that it believes has better Index-tracking or hedging characteristics. The adviser may engage in frequent trading to achieve the Portfolio’s investment objective, which may result in turnover in excess of 100%. The Portfolio is “non-diversified” for purposes of the Investment Company Act of 1940, as amended, which means that the Portfolio may invest in fewer securities at any one time than a diversified fund.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. The Portfolio is not intended to be a complete investment program. Many factors affect the Portfolio’s net asset value and performance.

• Convertible Bond Risk: Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are subject to fixed income security risks and conversion value-related equity risk.

• Derivatives Risk: Futures, swaps and options are subject to inherent leverage that magnifies Fund losses. Futures and options are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to replace. Swaps are imperfect substitutes for the instruments they are intended to replace because swap fees reduce returns. Options may expire worthless. Also, over-the-counter derivatives are subject to counterparty default risk.

• Equity Risk: The net asset value of the Portfolio will fluctuate based on changes in the value of the equity markets. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• ETF Risk: ETFs are subject to investment advisory or management and other expenses, which will be indirectly paid by the Portfolio. Each is subject to specific risks, depending on its investment strategy.

• Fixed Income Risk: The value of bonds and other fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. Issuers may also default.

• Junk Bond Risk: Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. These securities are considered speculative. Defaulted securities or those subject to reorganization proceeding may become worthless and are illiquid.

• Limited History of Operations: The Portfolio has a limited history of operations for investors to evaluate.

• Management Risk: The adviser’s judgments about the attractiveness, value and potential appreciation or depreciation of a particular instrument in which the Portfolio invests may prove to be inaccurate and may not produce the desired results. The adviser’s assessment of the Index-tracking characteristics of a particular instrument may also prove to be inaccurate and may not produce Index-tracking results.

• Non-Diversification Risk: As a non-diversified fund, the Portfolio may invest more than 5% of its total assets in the securities of one or more issuers. The Portfolio’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

• Short Position Risk: The Portfolio’s short Derivative positions may result in a loss if the price of the short position instruments rise. In contrast to long positions, the potential loss on the Portfolio’s short positions is unlimited.

• Small and Medium Capitalization Risk: The value of small or medium capitalization company securities may be subject to more abrupt or erratic market movements than larger, more established companies or the market averages in general.

• Tracking Risk: The Portfolio’s return may not match the return of the Index because the Portfolio incurs operating expenses not applicable to the Index, and incurs costs in buying and selling securities and Derivatives. The adviser’s judgments about the return tracking characteristics of securities and Derivatives may prove incorrect and may not produce the desired Index-tracking results.

• Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs.

Is the Portfolio Right for You?

The Portfolio is intended for investors who want returns of a non-traditional bond fund that seeks to reflect the performance of the aggregate U.S. convertible bond universe from a long, neutral or short perspective and can tolerate lower upside potential when compared to a long-only convertible bond fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified fund, the Portfolio may invest more than 5% of its total assets in the securities of one or more issuers. The Portfolio's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Portfolio has less than a full calendar year of investment operations, no performance information is presented for the Portfolio at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information and daily per-share net asset value will be available at no cost by calling toll-free 1-844-798-3877.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Portfolio has less than a full calendar year of investment operations, no performance information is presented for the Portfolio at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-844-798-3877
QES Credit Long/Short Strategy Portfolio | QES Credit Long/Short Strategy Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.30%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	198
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	612

[1]	The Portfolio may incur 12b-1 fees of up to 0.75%, but has limited 12b-1 fees to 0.50% for the current fiscal year.
[2]	Other expenses are estimated for the Portfolio's current fiscal year.
[3]	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio and does not include the indirect costs of investing in other investment companies. Acquired fund fees and expenses are estimated for the Portfolio's current fiscal year.